January 31, 2024

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Advisers Investment Trust

File Nos. 333-173080 and 811-22538

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.

the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment (Post-Effective Amendment No. 112) to the Advisers Investment Trust’s registration statement on Form N-1A; and

b.

the text of the most recent post-effective amendment (Post-Effective Amendment No. 112) to the Advisers Investment Trust’s registration statement was filed with the U.S. Securities and Exchange Commission via EDGAR on January 25, 2024 and became effective January 28, 2024 (Accession No. 0001193125-24-015479).

Please contact the undersigned at 312/557-3133 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Kara M. Schneider
Kara M. Schneider Secretary
Advisers Investment Trust